Saving Accounts and Time Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of deposits from customers [text block] [Abstract]
Schedule of saving accounts and time deposits
	2019	2020
	MCh$	MCh$
Time deposits	10,537,614	8,442,536
Term savings accounts	239,850	342,550
Other term balances payable	79,154	114,455
Total	10,856,618	8,899,541